Rule 497 (e)

033-74092, 033-61122, 033-02460

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

SUPPLEMENT DATED NOVEMBER 18, 2011

TO PROSPECTUS DATED MAY 1, 2011

The Prospectus dated May 1, 2011 is hereby amended as follows:

The Federated Capital Income Fund II has changed its name to Federated Managed Volatility II

The Direxion Dynamic VP HY Bond fund no longer has in place an early cut-off time of 2:00 in Appendix A.

Please use this supplement with your prospectus. Read this supplement and your prospectus carefully and keep both documents together for future reference.

JNL-PROS-S-11.15.11